SHARE PURCHASE WARRANTS - Disclosure of warrant activity (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period | shares	266,616	232,936
Weighted average exercise price, beginning of period | $ / shares	$ 2.72	$ 0.4
Issued | shares	138,888	167,785
Weighted average exercise price, Issued | $ / shares	$ 12.6	$ 4.09
Exercised | shares	(40,437)	(134,105)
Weighted average exercise price, Exercised | $ / shares	$ 0.4	$ 0.4
Expired | shares	(58,394)
Weighted average exercise price, Expired | $ / shares	$ 0.4
Outstanding, end of period | shares	306,673	266,616
Weighted average exercise price, end of period | $ / shares	$ 7.94	$ 2.72